CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 17,083	$ 47,112
Investment in equity securities, at fair value	1,675	2,763
Accounts receivable, net	9,551	$ 12,973
Receivable from a related party	$ 587
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 15,877	$ 6,138
Prepaid expenses and other	2,560	2,975
Total current assets	59,344	73,423
Property, plant and equipment, net	9,241	11,831
Intangible assets, net	1,839	1,063
Right of use assets	2,392	1,398
Long-term investments	1,686	4,398
Total assets	75,268	96,234
Current liabilities:
Accounts payable	4,438	3,289
Accrued and other current liabilities	12,288	11,816
Total current liabilities	16,726	17,005
Other liabilities	15,482	12,297
Total liabilities	51,103	29,302
Shareholders' equity:
Ordinary shares	1	1
Additional paid-in capital	695,785	691,766
Treasury shares	(9,604)	(9,330)
Accumulated other comprehensive loss	(1,200)	(703)
Accumulated deficit	(660,817)	(637,160)
Total shareholders' equity	24,165	44,574	$ 84,502	$ 81,540
Total liabilities and shareholders' equity	75,268	96,234
Parent Company
Current assets:
Cash and cash equivalents	15,480	12,088
Investment in equity securities, at fair value	1,675	2,763
Accounts receivable, net	9,551	12,973
Receivable from a related party	587
Inventories	15,877	6,138
Prepaid expenses and other	1,040	1,147
Total current assets	44,210	35,109
Intercompany receivables	779	779
Property, plant and equipment, net	15	8
Intangible assets, net	1,739	28
Long-term investments	1,686	2,312
Investment in subsidiaries	15,552	40,782
Total assets	63,981	79,018
Current liabilities:
Accounts payable	4,438	3,289
Accrued and other current liabilities	3,374	3,103
Intercompany payables	20,183	16,231
Total current liabilities	27,995	22,623
Other liabilities	11,821	11,821
Total liabilities	39,816	34,444
Shareholders' equity:
Ordinary shares	1	1
Additional paid-in capital	695,785	691,766
Treasury shares	(9,604)	(9,330)
Accumulated other comprehensive loss	(1,200)	(703)
Accumulated deficit	(660,817)	(637,160)
Total shareholders' equity	24,165	44,574
Total liabilities and shareholders' equity	$ 63,981	$ 79,018